Retirement Benefit Schemes - Schedule of Defined Net Asset/ (Liability) Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	£ (1,665)	£ (1,821)
– retirement benefit scheme assets	1,147	1,123
Net defined benefit liability	(518)	(698)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(982)	(1,065)
– retirement benefit scheme assets	1,147	1,122
Net defined benefit liability	165	57
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
– retirement benefit scheme liabilities	(683)	(756)
– retirement benefit scheme assets		1
Net defined benefit liability	£ (683)	£ (755)